Related Parties	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Related Parties
12	Related parties

i)	Compensation of Key Management Personnel (“KMP”)
The Group Chief Operating Officer, appointed with effect from January 4, 2022, is considered a part of KMP.
There were no significant changes to the compensation scheme in H1 2022.

ii)	Other related party transactions
The Group did not enter into other significant related party transactions in H1 2022.